Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid- in capital	Accumulated deficit	Total
BALANCE at Dec. 31, 2020		$ 40		$ 21,211	$ (103,474)	$ (82,223)
BALANCE (in Shares) at Dec. 31, 2020		10,795,372
Exercise of options		$ 9		1,237		1,246
Exercise of options (in Shares)		1,722,880
Stock-based compensation				9,869		9,869
Conversion of Redeemable Convertible Preferred Shares				150,179		150,179
Conversion of Redeemable Convertible Preferred Shares (in Shares)		67,242,640
Merger transaction, net (Note 1(c))				129,660		129,660
Merger transaction, net (Note 1(c)) (in Shares)	[1]	17,361,513
Net loss					(26,534)	(26,534)
BALANCE at Dec. 31, 2021		$ 49		312,156	(130,008)	182,197
BALANCE (in Shares) at Dec. 31, 2021	[1]	97,122,405
Exercise of options				822		822
Exercise of options (in Shares)		1,753,861
Stock-based compensation				12,089		12,089
Net loss					(27,667)	(27,667)
BALANCE at Dec. 31, 2022		$ 49		325,067	(157,675)	$ 167,441
BALANCE (in Shares) at Dec. 31, 2022		98,876,266	[1]			98,876,266
Exercise of options				1,498		$ 1,498
Exercise of options (in Shares)		4,278,130				2,647,907
Stock-based compensation				15,026		$ 15,026
Net loss					(19,661)	(19,661)
BALANCE at Dec. 31, 2023		$ 49		$ 341,591	$ (177,336)	$ 164,304
BALANCE (in Shares) at Dec. 31, 2023		103,154,396	[1]			103,154,396

[1]	Excluding 1,006,250 Forfeiture Shares.